Investments in associates and joint ventures (Details Narrative1) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Aug. 07, 2020	Mar. 31, 2011	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 ARS ($)	Jun. 30, 2020 ARS ($)
Statement [Line Items]
Agreement, description		In March 2011, Quality acquired an industrial plant located in San Martín, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters (“the Agreement”) to surrender a non-significant portion of the land and a monetary consideration of ARS 40 million, payable in two installments of ARS 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to ARS 71 million payables in 18 equal monthly installments. On March 8, 2018, it was agreed with the well-known Gehl Study (Denmark) - Urban Quality Consultant - the elaboration of a Master Plan, generating a modern concept of New Urban District of Mixed Uses. On July 20, 2020 we were notified of the granting of the Hydraulic Aptitude in pre-feasibility instance. On August 5, 2021, they were signed between Quality Invest S.A. and the Municipality of San Martín the following documents: 1) CLUB PERETZ CLUB AGREEMENT ACT CLOSING: It is agreed that within 48 hours of signing the same Quality will pay the certificates owed for the work in question already completed, releasing both parties from any claim regarding the Minutes signed on January 20, 2015 The amount owed (already checked and agreed between the parties) is ARS 18,926,541. and the execution of the works are described, detailed and carried out. As of June 30, 2022, the amount owed and the works are completed and paid, as well as the closing act signed. 2) COMPLEMENTARY AGREEMENT WITH THE MUNICIPALITY OF SAN MARTIN: In this agreement the completion of the Rodriguez Peña expansion work and the relocation and start-up of the EDENOR substation are agreed, according to the plan and specifications drawn up by TIS and that they are part of its annexes. In return, the certifications owed will be paid as follows: The total is for ARS 26,085,086: ARS 15,000,000.- are paid 48 hours after signing this document and the balance (without any adjustment clause) at the time of the provisional reception of the work, where the definitive reception and Delivery Certificate will be signed.
Interests in negative equity | $			$ (8)			$ (23)
New Lipstick [Member]
Statement [Line Items]
Interest rate percentage	49.96%
BHSA [Member]
Statement [Line Items]
Investment in associates				$ 9,680	$ 11,043
Market price per share | $ / shares				$ 7.78
Discount actual dividend flows			15.64%		14.02%
Employee compensation plan | shares				2,683.1
Interest excluding the treasury stock			29.91%
Discount rate reduction value | $			$ 760		$ 625
Treasury stock, shares | $ / shares				$ 26.8